Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series E Preferred Stock [Member]	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Dec. 31, 2014	$ 10	$ 95	$ 15	$ 10	$ 753	$ 54,610,843	$ (52,042,615)	$ 2,569,111
Balance at beginning (in shares) at Dec. 31, 2014	100,000	951,250	146,667	103,232	7,533,817
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Series A Preferred Stock to Common Stock	$ (10)				$ 10
Conversion of Series A Preferred Stock to Common Stock (in shares)	(100,000)				100,000
Conversion of Series B Preferred Stock to Common Stock		$ (95)			$ 6	89
Conversion of Series B Preferred Stock to Common Stock (in shares)		(951,250)			60,411
Conversion of Series C Preferred Stock to Common Stock			$ (15)		$ 15
Conversion of Series C Preferred Stock to Common Stock (in shares)			(146,667)		146,667
Conversion of Series E Preferred Stock to Common Stock				$ (10)	$ 10
Conversion of Series E Preferred Stock to Common Stock (in shares)				(103,232)	103,232
Issuance of Common Stock in connection with We Sell Cellular acquisition					$ 936	10,387,373		10,388,309
Issuance of Common Stock in connection with We Sell Cellular acquisition (in shares)					9,358,837
Issuance of Common Stock in connection with Note Purchase Agreement					$ 86	725,714		725,800
Issuance of Common Stock in connection with Note Purchase Agreement (in shares)					860,000
Stock based compensation					$ 160	2,938,559		2,938,719
Stock based compensation (in shares)					1,589,035
Net loss							(2,632,375)	(2,632,375)
Balance at end at Dec. 31, 2015					$ 1,976	68,662,578	(54,674,990)	13,989,564
Balance at end (in shares) at Dec. 31, 2015					19,751,999
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock in connection with Note Purchase Agreement					$ 35	402,465		402,500
Issuance of Common Stock in connection with Note Purchase Agreement (in shares)					350,000
Reclassification of Derivative Liability upon Elimination of Placement Rights						1,500,000		1,500,000
Stock based compensation					$ 2	524,839		524,841
Stock based compensation (in shares)					33,000
Net loss							(3,711,738)	(3,711,738)
Balance at end at Dec. 31, 2016					$ 2,013	$ 71,089,882	$ (58,386,728)	$ 12,705,167
Balance at end (in shares) at Dec. 31, 2016					20,134,999